Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of Provisions for Contingencies

Company and its subsidiaries recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and supported from its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	Labor	Civil		Tax	Regulatory	Others	Total
		Costumer relations	Other civil actions
Balance on December 31, 2022	415	42	36	1,474	48	14	2,029
Additions	146	65	24	147	9	18	409
Reversals	(26)	(10)	(1)	(2)	-	(10)	(49)
Settled	(103)	(52)	(19)	(1)	(4)	(10)	(189)
Balance on December 31, 2023	432	45	40	1,618	53	12	2,200
Additions	194	178	43	45	6	42	508
Reversals	(17)	-	-	(576)	(1)	(4)	(598)
Settled	(142)	(72)	(21)	(5)	(1)	(16)	(257)
Balance on December 31, 2024	467	151	62	1,082	57	34	1,853
Additions	227	164	23	291	15	58	778
Reversals	(27)	(58)	(18)	-	(12)	(9)	(124)
Settled	(169)	(54)	(11)	(4)	(11)	(16)	(265)
Balance on December 31, 2025	498	203	56	1,369	49	67	2,242

Schedule of Possible Losses

There are lawsuits whose expected loss is considered possible, since the Company's and its subsidiaries' legal advisors, as follows:

	Possible loss
	Dec. 31, 2025	Dec. 31, 2024
Labor	1,354	1,042
Civil
Costumer relations	1,140	743
Other civil actions	747	637
	1,887	1,380

Tax	3,212	3,329
Regulatory	3,486	3,595
Others	2,339	2,114
Total	12,278	11,460